Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

We do not time the grant of equity awards in coordination with the release of material non-public information, and we do not time the release of material non-public information on the basis of option or other equity award grant dates. In determining the timing or terms of equity awards, the Board does not take material non-public information into account. Stock options are granted at an exercise price at or above the fair market value of the Company’s common stock on the date of grant.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time the grant of equity awards in coordination with the release of material non-public information, and we do not time the release of material non-public information on the basis of option or other equity award grant dates. In determining the timing or terms of equity awards, the Board does not take material non-public information into account.
MNPI Disclosure Timed for Compensation Value	false